Interest Income And Interest Expense	12 Months Ended
Dec. 31, 2016
Banking And Thrift Interest [Abstract]
Interest Income And Interest Expense

NOTE 21 – Interest Income and Interest Expense

The components of interest income and interest expense are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Interest income:
Bank loans, net of unearned income	$131,808	$79,816	$71,167
Investment securities	108,992	53,787	71,526
Margin balances	32,147	22,421	19,095
Other	21,385	23,077	24,181
	$294,332	$179,101	$185,969
Interest expense:
Senior notes	$36,845	$25,695	$26,617
Bank deposits	7,331	7,262	7,845
Federal Home Loan Bank advances	6,777	551	81
Other	15,921	11,891	6,718
	$66,874	$45,399	$41,261